Cover	Oct. 26, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 26, 2026
Entity File Number	001-43271
Entity Registrant Name	AIAI HOLDINGS CORPORATION
Entity Central Index Key	0002096362
Entity Tax Identification Number	33-4103471
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	17304 Preston Road
Entity Address, Address Line Two	Suite 410
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75252
City Area Code	(214)
Local Phone Number	396-3330
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common stock, par value $0.001 per share.
Trading Symbol	AIAI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false